Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
9.  Subsequent Events

Management performed its evaluation of subsequent events through the date of filing, and has determined that there were no subsequent events requiring adjustments or disclosure in the financial statements other than disclosed below.

Effective January 1, 2012, Winton in consultation with the General Partner, agreed to increase the amount of leverage applied to the assets of Charter WNT allocated to Winton to 1.5 times and traded pursuant to Winton's Diversified Program.